Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit	$ (239,598,159)		$ (226,559,555)
Working capital	99,624,761		91,361,225
Deferred revenue	2,043,884		$ 2,842,878
Cost of revenues	$ 1,652,095	$ 4,825,596